Schedule of Stockholders' Equity Note, Warrants or Rights (Details) - 12 months ended Dec. 31, 2017	USD ($)	CAD ($)
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights 1	$ 1,250,000
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights 2		$ 0.50